Borrowings	12 Months Ended
Jun. 30, 2012
Borrowings [Abstract]
Borrowings

Note 7. Borrowings

At June 30, 2012, The Bank of Greene County had pledged approximately $168.9 million of its residential mortgage portfolio as collateral for borrowing at the Federal Home Loan Bank ("FHLB").   The maximum amount of funding available from the FHLB through either overnight advances or term borrowings was $135.2 million at June 30, 2012, of which $7.0 million in term borrowings were outstanding at June 30, 2012.  There were $14.0 million overnight borrowings outstanding at June 30, 2012.   Interest rates on overnight borrowings are determined at the time of borrowing.  Term borrowings consisted of $2.0 million of fixed rate, fixed term advances with a weighted average rate of 3.86% and a weighted average maturity of 12 months.  The remaining $5.0 million of borrowings, which carried a 3.64% interest rate and a maturity of 15 months at June 30, 2012, is unilaterally convertible by the FHLB under certain market interest rate scenarios, including three-month LIBOR at or above 7.50%, into replacement advances for the same or lesser principal amount based on the then current market rates.  If the Bank chooses not to accept the replacement funding, the Bank must repay this convertible advance, including any accrued interest, on the interest payment date.

The Bank also pledges securities as collateral at the Federal Reserve Bank discount window for overnight borrowings. At June 30, 2012, approximately $5.3 million of collateral was available to be pledged against potential borrowings at the Federal Reserve Bank discount window. There were no balances outstanding with the Federal Reserve Bank at June 30, 2012.

The Bank of Greene County has an unsecured line of credit with Atlantic Central Bankers Bank for $6.0 million. The line of credit provides for overnight borrowing and the interest rate is determined at the time of the borrowing. At June 30, 2012 and 2011 there were no balances outstanding with Atlantic Central Bankers Bank, and there was no activity during the fiscal years ended June 30, 2012 and 2011.

Scheduled maturities of term borrowings at June 30, 2012 were as follows:

(In thousands)
Fiscal year end
2013	1,000
2014	6,000
$7,000